Selected Income Statement Data (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Selected Income Statement Data [Line Items]
Total revenues		$ 155,859	$ 134,019	$ 123,174
Selling	[1]	22,969	19,294	19,233
General and administrative		8,063	7,187	6,949
Total selling, general and administrative expenses		31,032	26,481	26,182
Shipping and handling costs		2,356	1,063	884
Interest income		1,281	1,412	594
Other, net	[2]	(506)	(611)	134
Financial income (expenses), net		775	801	728
Foreign currency income (expense), transactions not denominated in U.S. Dollars		(351)	(352)	226
Sales of products [Member]
Selected Income Statement Data [Line Items]
Total revenues		148,257	127,396	117,537
Service fees [Member]
Selected Income Statement Data [Line Items]
Total revenues		$ 7,602	$ 6,623	$ 5,637

[1]	Including shipping and handling costs
[2]	Other, net includes foreign currency income (expense) resulting from transactions not denominated in U.S. Dollars amounting to $(351), $(352), and $226 in 2020, 2019 and 2018, respectively.